Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 320.7	$ 274.3	$ 245.1
Foreign currency translation:
Translation loss	(53.7)	(139.0)	(149.8)
Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	(62.9)	(18.9)	(125.2)
Reclassifications to net income	44.2	22.9	16.9
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	0.7	(0.5)	0.1
Reclassifications to net income	2.8	(2.0)	0.9
Other comprehensive loss, net of tax	(68.9)	(137.5)	(257.1)
Total comprehensive income (loss), net of tax	$ 251.8	$ 136.8	$ (12.0)